Inventory (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Inventory
Schedule of inventory

	September 30, 2014	December 31, 2013
Raw material and supplies	$3,202,724	$2,640,842
Work in process	286,247	339,581
Finished goods	13,203,755	15,753,871

	$16,692,726	$18,734,294

	December 31, 2013	December 31, 2012
Raw material and supplies	$2,640,842	$—
Work in process	339,581	—
Finished goods	15,753,871	—

	$18,734,294	$—